Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2018	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015	Jun. 28, 2014
Goodwill And Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 17	$ 21	$ 31
Estimated future amortization expense of intangible assets - 2014								17
Estimated future amortization expense of intangible assets - 2015							7
Estimated future amortization expense of intangible assets - 2016						6
Estimated future amortization expense of intangible assets - 2017					6
Estimated future amortization expense of intangible assets - 2018				$ 4
Trademarks And Brand Names
Goodwill And Intangible Assets [Line Items]
Weighted average useful life	18 years
Customer Relationships
Goodwill And Intangible Assets [Line Items]
Weighted average useful life	13 years
Other Contractual Agreements
Goodwill And Intangible Assets [Line Items]
Weighted average useful life	8 years
Computer Software
Goodwill And Intangible Assets [Line Items]
Weighted average useful life	2 years